Short-term borrowings (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Interest expense		¥ 2,683,000	¥ 1,817,000	¥ 919,000
Weighted average interest rates			3.49%	3.89%	3.57%	3.57%
Short term borrowings			¥ 67,470,000		$ 13,565	¥ 94,861,000
Subsequent Event [Member]
Borrowings	¥ 18,000
Beijing Yizhuang International Financing Guarantee Co Ltd [Member]
Short term borrowings			2,000,000
Beijing Zhongguancun Technology Financing Guarantee Co. Ltd. [Member]
Short term borrowings			¥ 3,000,000